Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	$ 352	$ (52)
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(195)	14
Pension Benefit Regulatory Asset [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	159	35
Amortization of actuarial losses	(79)	(96)
Total actuarial gains and losses and prior service costs	80	(61)
Post Retirement and Employment Benefits Regulatory Assets [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(195)	14
Amortization of actuarial losses	(16)	(15)
Amounts not subject to regulatory treatment	4	4
Total actuarial gains and losses and prior service costs	$ (207)	$ 3